INVESCO BLDRS INDEX FUNDS TRUST

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

January 31, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Invesco BLDRS Index Funds Trust

1933 Act Registration No. 333-84788

1940 Act Registration No. 811-21057

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Invesco Capital Management LLC, the Sponsor of Invesco BLDRS Index Funds Trust (the “Trust”) certifies on behalf of the Trust that:

1.

the form of prospectus for the Trust that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form S-6; and

2.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on January 29, 2020.

Very truly yours,

INVESCO CAPITAL MANAGEMENT LLC

By:	/s/ Adam Henkel
Adam Henkel
Assistant Secretary